Investment Objectives and Goals - AFL CIO HOUSING INVESTMENT TRUST	Apr. 30, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]

The investment objective of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (“HIT”) is to generate competitive risk-adjusted total rates of return for its investors (“Participants”) by investing in fixed-income investments, primarily multifamily and single family mortgage-backed assets. Other important objectives of the HIT are to encourage the construction of housing and to facilitate employment for union members in the construction trades and related industries. All on-site construction work financed through the HIT’s investments is required to be performed by 100% union labor.